Document and Entity Information Document shares in Millions	12 Months Ended
Dec. 31, 2016 USD ($) shares
Entity Registrant Name	FORD MOTOR CREDIT CO LLC
Entity Central Index Key	0000038009
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding | shares	0
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float | $	$ 0
Membership Interests Description	All of the limited liability company interests in the registrant (“Shares”) are held by an affiliate of the registrant. None of the Shares are publicly traded.